Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Accrued Expenses and Other Current Liabilities
Accrued interest payable		$ 1,220	$ 1,220
Accrued professional services		43	563
Accrued travel expenses		429	550
Accrued sales, use and other taxes		40	82
Accrued warranty		509	70
Sales return allowance		43	59
Accrued clinical trial costs		134	55
Other accrued liabilities		649	686
Total accrued expenses and other current liabilities	$ 2,151	$ 3,067	$ 3,285